Equity-accounted investees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity-accounted Investees
Beginning balance
Investment during the year	628	629
Loss for the year attributable to the Group	(628)	(629)
Ending balance